Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The Predecessor’s operations were included in Lafarge N.A.’s combined U.S. Federal and state income tax returns. In addition, the Canadian Predecessor operations were included in Lafarge N.A.’s Canadian Federal and provincial income tax returns. The provisions for income taxes in the Predecessor financial statements have been determined on a separate return basis as if the Company filed its own tax returns. The income tax benefits related to net operating losses that have been utilized by Lafarge N.A. are reflected in the Predecessor financial statements as a distribution to Lafarge N.A. Management considered and weighed the available evidence, both positive and negative, to determine whether it is more-likely-than-not that some portion, or all, of the Predecessor’s deferred tax assets will not be realized. Given the losses of the Predecessor in the years prior to the Acquisition, the Predecessor established a valuation allowance relating to a portion of the deferred tax assets in the Predecessor financial statements. None of the net operating loss carry-forward carried forward to CBP as of the Acquisition date. The Company has not recorded a valuation allowance at September 30, 2014, as management concluded realization of the deferred tax assets was more likely than not. The Company’s projected estimated effective tax rate for the 2014 calendar year is approximately 38% and for the nine months ended September 30, 2014 the Company recognized in income tax expense approximately $0.1 million of unfavorable discrete tax items. In the third quarter of 2014, the Company recognized in additional paid-in capital approximately $1.0 million for a favorable discrete tax item associated with Initial Public Offering costs.

The Company is subject to audit examinations at federal, state and local levels by tax authorities in those jurisdictions. In addition, the Canadian operations are subject to audit examinations at federal and provincial levels by tax authorities in those jurisdictions. The tax matters challenged by the tax authorities are typically complex; therefore, the ultimate outcome of these challenges is subject to uncertainty. The Company has not identified any issues that did not meet the recognition threshold or would be impacted by the measurement provisions of the uncertain tax position guidance.

9. Income Taxes

The components of the income tax (expense) benefit are as follows (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Current	$(4,197)	(884)	$542	$732
Deferred	3,087	754	(190)	(416)

	$(1,110)	$(130)	$352	316

The components of income (loss) before income taxes by country are as follows (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
United States	$3,225	32,509	$(10,858)	$(58,810)
Canada	(10)	(194)	(2,336)	(2,048)

	$3,215	$32,315	$(13,194)	$(60,858)

The provision for income taxes differs from that which would have resulted from the use of the federal statutory income tax rates primarily as a result of the provision for various state income taxes and due to the valuation allowance recorded against deferred tax assets for the Predecessor.

Taxes computed at the U.S. statutory federal income tax rate of 35% are reconciled to the Company’s effective rate as follows (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Taxes at the U.S. federal income tax rate	$1,125	$11,310	$(4,618)	$(21,300)
U.S./Canadian tax rate differential	2	19	234	175
U.S. state and Canadian provincial income taxes, net of federal benefit	74	1,314	(494)	(2,517)
Non-deductible expenses	17	46	80	76
Domestic production activities deduction	(108)	—	—	—
Valuation allowance	—	(12,559)	4,446	23,259
Other	—	—	—	(9)

Income tax expense (benefit)	$1,110	$130	$(352)	$(316)

Effective rate	34.53%	0.40%	2.67%	0.52%

Deferred income taxes reflect the net effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The significant components of deferred tax assets and deferred tax liabilities included on the Combined Balance Sheets are (In thousands):

	Successor	Predecessor
	December 31, 2013	December 31, 2012
Deferred tax assets:
Reserves and other liabilities	$2,137	$392
Tax loss carryforwards	—	111,007
Acquisition costs and intangibles	1,533	—
Other	136	2,181

	3,806	113,580
Less valuation allowance	—	(43,780)

Deferred tax assets, net of valuation allowance	3,806	69,800
Deferred tax liabilities:
Depreciation, amortization and other	(719)	(75,945)

Deferred tax liabilities	(719)	(75,945)

Net deferred tax asset (liability)	$3,087	$(6,145)

Net deferred tax asset, current	$2,137	$—
Net deferred tax asset, non-current	$950	$—
Net deferred tax liability, non-current	$—	$(6,145)

The following is a rollforward of the deferred tax valuation allowance for the years ended December 31, 2012 and 2011 (In thousands):

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Balance at beginning of period	$—	$43,780	$38,865	$16,053
Amounts charged to expense	—	(12,559)	4,446	23,259
Amounts charged to other comprehensive income	—	—	469	(447)

Balance at end of period	$—	$31,221	$43,780	$38,865

The Predecessor’s operating results have historically been included in Lafarge N.A.’s combined US Federal and state income tax returns. In addition, the Canadian Predecessor operations have historically been included in Lafarge N.A.’s Canadian Federal and provincial income tax returns. The provisions for income taxes in the Predecessor financial statements have been determined on a separate return basis as if the Company filed its own tax returns. In 2012 and 2011, the Company generated pre-tax operating losses of $13.2 million and $60.9 million respectively, resulting in federal and state tax benefits. For U.S. federal income tax purposes, the Company had unused net operating loss carry-forwards of $111.0 million expiring from 2028 through 2032. For Canadian federal income tax purposes, the Company had no loss carryforwards available. The income tax benefits related to net operating losses that have been utilized by Lafarge N.A. are reflected in the Predecessor financial statements as a distribution to Lafarge N.A.. Management considered and weighed the available evidence, both positive and negative, to determine whether it is more-likely-than-not that some portion, or all, of the Predecessor’s deferred tax assets will not be realized. Given the losses of the Company over the recent years, the Company has established a valuation allowance relating to a portion of the deferred tax assets in the Predecessor financial statements. None of the net operating loss carry-forward carried forward to CBP as of the acquisition date with Lone Star. The Company has not recorded a valuation allowance at December 31, 2013, as management concluded realization of the deferred tax assets was more likely than not.

The Company is subject to audit examinations at federal, state and local levels by tax authorities in those jurisdictions. In addition, the Canadian operations are subject to audit examinations at federal and provincial levels by tax authorities in those jurisdictions. The tax matters challenged by the tax authorities are typically complex; therefore, the ultimate outcome of these challenges is subject to uncertainty. The Company has not identified any issues that did not meet the recognition threshold or would be impacted by the measurement provisions of the uncertain tax position guidance.